MEZZANINE EQUITY AND WARRANT LIABILITIES - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Apr. 08, 2021	Dec. 29, 2020	Aug. 31, 2021	Mar. 31, 2021	Dec. 31, 2023	Sep. 15, 2023	Sep. 14, 2023	Dec. 31, 2022	Dec. 28, 2020
Mezzanine equity and warrant liabilities
Preferred shares, authorized						66,666,667	66,666,667
Warrants exercise price		$ 3.00
Volume-weighted average price					$ 3.00
Fair value allocated to warrrants					$ 1,690
Converted stocks			72,610
Preferred shares, outstanding					0			0
Re-measurement of warrants					$ 232			$ 24
Number of warrants exercised					0
Series A Preferred Stock
Mezzanine equity and warrant liabilities
Fair value allocated to preferred shares					$ 1,310
Conversion of outstanding shares			3,000
Purchase Agreement
Mezzanine equity and warrant liabilities
Total amount of investment agreed		$ 6,000
Preferred shares, issued		3,000
Proceeds from issuance of convertible preferred stock		$ 3,000
Warrants exercise price		$ 3.00
Kaixin Auto Holdings
Mezzanine equity and warrant liabilities
Total amount of investment agreed				$ 6,000
Preferred shares, issued	6,000
Proceeds from issuance of convertible preferred stock	$ 6,000
Conversion price					$ 3.00
Kaixin Auto Holdings | Purchase Agreement
Mezzanine equity and warrant liabilities
Preferred shares, authorized									1,000,000
Conversion price									$ 3.00
Series A Warrants
Mezzanine equity and warrant liabilities
Warrants issued/granted		1,500,000
Series B Warrants
Mezzanine equity and warrant liabilities
Warrants issued/granted		1,333,333
Series C Warrants
Mezzanine equity and warrant liabilities
Warrants issued/granted		2,000,000